Revenue - Summary of Disaggregation of Revenue From Contracts With Customers (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 22,905	£ 23,428	£ 23,723
Revenue before specific items
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	22,824	23,459	23,746
Specific Items
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	81	(31)	(23)
Consumer | Revenue before specific items
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	10,286	10,484
Enterprise | Revenue before specific items
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5,817	6,037
Global | Revenue before specific items
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,361	4,735
Openreach | Revenue before specific items
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,359	2,200
Other | Revenue before specific items
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1	3
ICT and managed networks | Revenue before specific items
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,406	4,849	5,530
ICT and managed networks | Consumer | Revenue before specific items
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
ICT and managed networks | Enterprise | Revenue before specific items
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,207	2,236
ICT and managed networks | Global | Revenue before specific items
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,199	2,613
ICT and managed networks | Openreach | Revenue before specific items
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
ICT and managed networks | Other | Revenue before specific items
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Fixed access subscriptions | Revenue before specific items
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	9,095	9,242
Fixed access subscriptions | Consumer | Revenue before specific items
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,443	4,564
Fixed access subscriptions | Enterprise | Revenue before specific items
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,007	2,181
Fixed access subscriptions | Global | Revenue before specific items
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	352	362
Fixed access subscriptions | Openreach | Revenue before specific items
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,293	2,135
Fixed access subscriptions | Other | Revenue before specific items
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Mobile subscriptions | Revenue before specific items
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5,090	5,273
Mobile subscriptions | Consumer | Revenue before specific items
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,807	3,866
Mobile subscriptions | Enterprise | Revenue before specific items
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,199	1,277
Mobile subscriptions | Global | Revenue before specific items
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	84	130
Mobile subscriptions | Openreach | Revenue before specific items
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Mobile subscriptions | Other | Revenue before specific items
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Equipment and other services | Revenue before specific items
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,233	4,095
Equipment and other services | Consumer | Revenue before specific items
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,036	2,054
Equipment and other services | Enterprise | Revenue before specific items
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	404	343
Equipment and other services | Global | Revenue before specific items
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,726	1,630
Equipment and other services | Openreach | Revenue before specific items
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	66	65
Equipment and other services | Other | Revenue before specific items
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 1	£ 3
Broadband and TV | Revenue before specific items
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue			4,655
Mobile | Revenue before specific items
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue			6,451
Calls, lines and connections | Revenue before specific items
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue			5,126
Transit | Revenue before specific items
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue			265
Other products and services | Revenue before specific items
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue			£ 1,719